RECEIVABLE ON ASSET DISPOSAL (Details Narrative)	12 Months Ended
Aug. 31, 2019 USD ($)
Receivable from sales of intangible assets	$ 1,280,000
Movie Copyright
Receivable from sales of intangible assets	857,600
Videomix App
Receivable from sales of intangible assets	$ 422,400